Equity (Details Textual) (USD $)	0 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended	1 Months Ended		23 Months Ended	1 Months Ended
	Feb. 19, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2014	Apr. 30, 2011	Feb. 28, 2013	Dec. 31, 2014	Nov. 30, 2014	Jun. 09, 2014	Jun. 08, 2014	Apr. 28, 2011
Schedule of Equity Method Investments [Line Items]
Class Of Warrant Or Right Outstanding		119,475,736	23,019,301						119,475,736
Proceeds from Issuance of Private Placement	$ 5,000,000
Share Price	$ 0.55
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	6,363,638
Stock Issued During Period, Shares, New Issues	9,090,911
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		2 years 10 months 24 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options		1,000							1,000
Investment Warrants, Exercise Price	$ 0.75
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001						$ 0.0001
Common Stock, Shares Authorized		425,000,000	200,000,000						425,000,000		425,000,000	200,000,000
Authorized Shares, Common And Preferred											440,000,000	215,000,000
Warrants Initial Value		1,100,000							1,100,000
Proceeds From Issuance Of Common Stock		3,666,260	5,462,132
Stock Granted, Value, Share-based Compensation, Gross		1,037,000	712,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		2,400,000							2,400,000
Deerfield Facility Agreement [Member]
Schedule of Equity Method Investments [Line Items]
Stock Issued During Period, Shares, New Issues				1,100,000
Stock Issued During Period, Value, New Issues				2,709,677
Long Term and Equity Incentive Plan [Member]
Schedule of Equity Method Investments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 0.40	$ 0.45
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		8,462,248	1,038,000
March 2014 Equity Offering [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from Issuance of Private Placement					2,000,000
Share Price					$ 0.52	$ 0.52
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					2,884,615	2,884,615
Stock Issued During Period, Shares, New Issues						3,846,154
Payments of Stock Issuance Costs						136,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.52	$ 0.52
Warrants Initial Value					1,100,000	1,100,000
Criteria One [Member]
Schedule of Equity Method Investments [Line Items]
Warrants Exercisable If Note is Outstanding On Noted Anniversary							57,143
Criteria Two [Member]
Schedule of Equity Method Investments [Line Items]
Warrants Exercisable If Note is Outstanding On Noted Anniversary							57,143
Long Term Incentive Plan [Member]
Schedule of Equity Method Investments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		2,416,721							2,416,721		10,500,000
Equity Incentive Plan [Member]
Schedule of Equity Method Investments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		11,345,852							11,345,852		18,000,000
Lincoln Park [Member]
Schedule of Equity Method Investments [Line Items]
Common Stock Capital Shares Reserved For Future Issuance Value								15,000,000
Shares Issuable Under Purchase Agreements								150,000
Increase In Shares Issuable Under Purchase Agreements								200,000
Minimum Closing Sale Price Per Share								$ 1.00
Shares Issued In Private Placement Maximum Percentage								9.99%
Stock Issued During Period, Shares, New Issues									5,250,000
Condition For Accelerated Purchase By Accredited Investor Minimum Share Price								$ 0.45
Additional Shares Issued Or To Be Issued		375,000
Additional Shares To Be Issued Related To Transaction Fee		375,000
Additional Shares Issued Related To Transaction Fee		59,126
Proceeds From Issuance Of Common Stock									2,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		Jan. 17, 2015
Number Of Shares Available To Issue									4,750,000
Value Of Shares Available To Issue									12,600,000
JMJ Note [Member]
Schedule of Equity Method Investments [Line Items]
Note Converted Into Common Shares								100,000
Debt Instrument Remitted Payment								370,000
Jp Nevada Trust Note [Member]
Schedule of Equity Method Investments [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					750,000	750,000	533,334	266,666					1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.52	$ 0.52	0.70	$ 0.70					$ 0.50
Warrants Exercisable							500,000	250,000
Guarantor Obligations, Current Carrying Value							1,400,000
Jp Nevada Trust Note [Member] | Criteria One [Member]
Schedule of Equity Method Investments [Line Items]
Warrants Exercisable If Note is Outstanding On Noted Anniversary							266,667	133,333
Jp Nevada Trust Note [Member] | Criteria Two [Member]
Schedule of Equity Method Investments [Line Items]
Warrants Exercisable If Note is Outstanding On Noted Anniversary							107,143	133,333
Aldagen [Member]
Schedule of Equity Method Investments [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares										1,270,000
February 2013 Worden Warrants [Member]
Schedule of Equity Method Investments [Line Items]
Class Of Warrant Or Right Outstanding								250,000
Royalty Expense								500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.70
February 2013 Warrants [Member]
Schedule of Equity Method Investments [Line Items]
Placement Fee			402,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			136,364
Warrant Exercise Price Percentage			120.00%
February 2013 Warrants [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Future Annual Royalty Limitation								600,000
February 2013 Warrants [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Future Annual Royalty Limitation								$ 625,000
Warrant [Member]
Schedule of Equity Method Investments [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		6 months
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted			486,364
Common Stock [Member]
Schedule of Equity Method Investments [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.52							$ 0.52